INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Operating Loss Carryforwards	$ 112,000,000	$ 118,600,000
Brushy Resources, Inc [Member] | Federal [Member]
Operating Loss Carryforwards	$ 26,846,276
Brushy Resources, Inc [Member] | Federal [Member] | Maximum [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2035
Brushy Resources, Inc [Member] | Federal [Member] | Minimum [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Brushy Resources, Inc [Member] | State [Member]
Operating Loss Carryforwards	$ 6,562,922
Brushy Resources, Inc [Member] | State [Member] | Maximum [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2035
Brushy Resources, Inc [Member] | State [Member] | Minimum [Member]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032